Long-Term Debt (Percentages Per Annum) (Details)	12 Months Ended
Dec. 31, 2014
Eurodollar Rate
Line of Credit Facility [Line Items]
EuroDollar Rate/Letter of Credit	1.00%
Standard & Poor's, A- Rating | Moody's, A3 Rating | Minimum
Line of Credit Facility [Line Items]
Debt Ratings	A-/A3 or better
Applicable Rate Commitment Fee	0.10%
Base Rate	0.00%
Standard & Poor's, A- Rating | Moody's, A3 Rating | Minimum | Eurodollar Rate
Line of Credit Facility [Line Items]
EuroDollar Rate/Letter of Credit	1.00%
Standard & Poor's, BBB Plus Rating | Moody's, Baa1 Rating
Line of Credit Facility [Line Items]
Debt Ratings	BBB+/Baa1
Applicable Rate Commitment Fee	0.125%
Base Rate	0.125%
Standard & Poor's, BBB Plus Rating | Moody's, Baa1 Rating | Eurodollar Rate
Line of Credit Facility [Line Items]
EuroDollar Rate/Letter of Credit	1.125%
Standard & Poor's, BBB Rating | Moody's, Baa2 Rating
Line of Credit Facility [Line Items]
Debt Ratings	BBB/Baa2
Applicable Rate Commitment Fee	0.175%
Base Rate	0.25%
Standard & Poor's, BBB Rating | Moody's, Baa2 Rating | Eurodollar Rate
Line of Credit Facility [Line Items]
EuroDollar Rate/Letter of Credit	1.25%
Standard & Poor's, BBB- Rating | Moody's, Baa3 Rating
Line of Credit Facility [Line Items]
Debt Ratings	BBB-/Baa3
Applicable Rate Commitment Fee	0.225%
Base Rate	0.50%
Standard & Poor's, BBB- Rating | Moody's, Baa3 Rating | Eurodollar Rate
Line of Credit Facility [Line Items]
EuroDollar Rate/Letter of Credit	1.50%
Standard & Poor's, BB Pluss Rating | Moody's, Ba1 Rating
Line of Credit Facility [Line Items]
Debt Ratings	BB+/Ba1
Applicable Rate Commitment Fee	0.275%
Base Rate	0.625%
Standard & Poor's, BB Pluss Rating | Moody's, Ba1 Rating | Eurodollar Rate
Line of Credit Facility [Line Items]
EuroDollar Rate/Letter of Credit	1.625%
Standard & Poor's, BB Rating | Moody's, Ba2 Rating | Maximum
Line of Credit Facility [Line Items]
Debt Ratings	BB/Ba2 or worse
Applicable Rate Commitment Fee	0.35%
Base Rate	0.75%
Standard & Poor's, BB Rating | Moody's, Ba2 Rating | Maximum | Eurodollar Rate
Line of Credit Facility [Line Items]
EuroDollar Rate/Letter of Credit	1.75%